Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2022
Convertible Debentures
Schedule of convertible debentures

As at	October 31, 2022	October 31, 2021
	$	$
Convertible debentures, beginning of period	8,163	25,822
Debt assumed	-	18,951
Loss on extingusihment and modifications	354	683
Cash advances from debt	-	980
Conversion of debenture into equity	108	(35,172)
Transfer of conversion component to equity	-	(946)
Repayment of debt	(2,794)	(4,906)
Accretion on convertible debentures	1,635	2,751
Total	7,466	8,163
Less current portion	(2,696)	(946)
Long-term	4,770	7,217